Offerings - Offering: 1	May 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes, Series due June 1, 2076
Amount Registered | shares	255,394,000
Maximum Aggregate Offering Price	$ 255,394,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 35,269.91
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" exhibit in Registration Statement No. 333-278184-01. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.